UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First Trust Bank, Ltd.
Address:          P.O. Box N-7776
                  Lyford Cay, Nassau, Bahamas


Form 13F File Number: 028-12532


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Betty A. Roberts
Title:           Chief Executive Officer
Phone:           (242) 362-4904


Signature, Place, and Date of Signing:

 /s/ Betty A. Roberts                   Nassau, Bahamas                11/13/09
-----------------------------           ------------------             --------
[Signature]                                 [City, State]              [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

28-06762                Bay Harbour Management, LC
28-1399                 Southeastern Asset Management, Inc.
28-7494                 Steinberg Global Asset Management, Ltd.
28-05601                Thomas White International, Ltd.
28-10411                Aegis Financial Corp.
28-01260                First Manhattan Co.
28-13078                Edinburgh Partners Ltd.
28-10104                Altrinsic Global Advisors, LLC
28-05163                Kinetics Asset Management, Inc.
28-10309                DSM Capital Partners
28-04825                Baillie Gifford & Co.
28-04121                Davis Selected Advisers, LP


Please see Forms 13F filed by each of these Institutional Investment Managers for their holdings managed on behalf of this Manager.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      18
                                                  -----------------------

Form 13F Information Table Value Total:              $89,433 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                     First Trust Bank, Ltd.

                   Name of Reporting Manager
                  Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment  Other         Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion  Managers      Sole    Shared  None

AGRIUM INC                    COM       008916108     4,705         94,500     SH        SOLE                94,500
AU OPTRONICS CORP           SPONSORED
                              ADR       002255107     3,596        371,467     SH        SOLE               371,467
BANK OF AMERICA
   CORPORATION                COM       060505104    10,622        627,800     SH        SOLE               627,800
BARRICK GOLD CORP             COM       067901108     4,548        120,000     SH        SOLE               120,000
BERKLEY W R CORP              COM       084423102     6,194        245,000     SH        SOLE               245,000
BRF-BRASIL FOODS  S A       SPONSORED
                              ADR       10552T107     3,020         56,716     SH        SOLE                56,716
CANADIAN NAT RES LTD          COM       136385101     4,092         60,903     SH        SOLE                60,903
DR PEPPER SNAPPLE
   GROUP INC                  COM       26138E109     5,175        180,000     SH        SOLE               180,000
EBAY INC                      COM       278642103     7,906        335,000     SH        SOLE               335,000
FRANKLIN RES INC              COM       354613101     8,619         85,673     SH        SOLE                85,673
INVESCO LTD                   SHS       G491BT108     1,915         84,137     SH        SOLE                84,137
ISHARES SILVER TRUST        I SHARES    46428Q109     2,457        150,000     SH        SOLE               150,000
ISHARES TR                   FTSE
                            XNHUA IDX   464287184     5,107        124,800     SH        SOLE               124,800
LEGG MASON INC                COM       524901105     4,386        141,353     SH        SOLE               141,353
NETAPP INC                    COM       64110D104     2,668        100,000     SH        SOLE               100,000
NOKIA CORP                  SPONSORED
                              ADR       654902204     3,751        256,585     SH        SOLE               256,585
PRESTIGE BRANDS
   HLDGS INC                  COM       74112D101     5,559        789,600     SH        SOLE               789,600
SIEMENS A G                 SPONSORED
                              ADR       826197501     5,113         55,000     SH        SOLE                55,800